Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 1,485	$ 9,195
Restricted deposits	10	24
Other accounts receivable	404	278
Convertible loan	531
Total current assets	2,430	9,497
NON-CURRENT ASSETS:
Restricted deposit	23
Prepaid public offering costs		19
Property and equipment, net	2,107	50
Total non-current assets	2,130	69
Total assets	4,560	9,566
CURRENT LIABILITIES:
Credit from others	91
Trade payables	1,618	1,017
Other accounts payable	844	160
Related parties	874
Convertible debenture	779
Conversion component of convertible debenture	277
Total current liabilities	4,483	1,177
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital	3,822	3,812
Share premium	38,108	36,612
Reserve from share-based payment transactions	4,409	5,311
Foreign currency translation reserve	497	782
Transactions with non-controlling interests	261	261
Accumulated deficit	(46,912)	(38,389)
Total equity attributable to Therapix Biosciences Ltd. shareholders	185	8,389
Non-controlling interests	(108)
Total equity	77	8,389
Total liabilities and equity	$ 4,560	$ 9,566